CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 23,185	$ 7,419	$ 7,011
Accounts receivable, net	32,920	32,824	26,986
Inventory, net	53,624	39,223	28,454
Deferred income taxes	3,301	8,824	6,798
Prepaid expenses and other current assets	5,976	3,984	1,702
Total current assets	119,006	92,274	70,951
Property and equipment, net	3,279	2,978	3,002
Goodwill and intangible assets, net	166,156	186,270	216,276
Other assets, net	21,597	15,414	9,388
Total assets	310,038	296,936	299,617
Current liabilities:
Bank line of credit	0	23,500	0
Accounts payable	15,465	17,069	10,102
Accrued expenses	9,495	8,760	7,441
Accrued payroll liabilities	12,058	10,396	6,039
Dividends payable on redeemable, convertible preferred stock		0	0
Total current liabilities	37,018	59,725	23,582
Bank line of credit		0	22,000
Notes to stockholders	0	19,650	4,668
Deferred income taxes	8,561	14,084	20,550
Other liabilities	123	211	717
Total liabilities	45,702	93,670	71,517
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 100,000,000 and 750,000,000 shares authorized at December 31, 2013 and September 30, 2014, respectively. 22,421,509 and 37,138,499 shares issued and outstanding at December 31, 2013 and September 30, 2014, respectively.	37	22	22
Additional paid-in capital	382,977	165,651	182,863
Accumulated other comprehensive loss	460	(920)	(198)
Accumulated deficit	(119,138)	(70,568)	(32,655)
Total stockholders’ equity	264,336	94,185	150,032
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity	310,038	296,936	299,617
Series A Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock	0	56,667	50,525
Series B Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock	$ 0	$ 52,414	$ 27,543